Dreyfus
BASIC Municipal
Money Market
Portfolio
Semi-Annual
Report

February 28, 1999

Year 2000 Issues (Unaudited)

   The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance for Dreyfus BASIC Municipal Money Market Portfolio for the six-month period ended February 28, 1999. Your portfolio produced an annualized yield of 2.91% and, after taking into account the effect of compounding, the annualized effective yield was 2.95%.*

The Economy

   The American economy in the period ended February 28, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S., pervasive disinflation and action by central banks to lower interest rates in many parts of the world.

   Weakness in the world economy started in Asia with economic and financial stresses throughout most of that continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase occurred when Asian currencies dropped and short-term interest rates rose. Tentative signs of a bottoming of the crises in Asia had emerged by the end of your portfolio's fiscal year. However, Latin America had begun to weaken in the aftermath of Brazilian economic weakness.

   Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began 1998 at a modest pace and showed signs of stagnation by year-end. Even so, the new European central bank postponed any reduction in interest rates in early 1999, probably because of a desire to build anti-inflationary credibility.

   The U.S. economy over the last year grew at an impressively high rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

   The Federal Reserve Board eased monetary policy three times beginning on September 30, 1998, lowering the Federal Funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to the financial stresses that started with the Russian default in the summer of 1998 and culminated in the liquidity crisis of an overleveraged hedge fund in the September/October period. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, long-term rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

Market Environment/Portfolio Focus

   Throughout the fall, the short-term municipal market continued to feel the effects of the diminished supply of new issuance during the summer months. The overall lack of availability of suitable investments in the one-year range held yields down for most of the period. As a result of the relatively flat yield curve that existed, we utilized the commercial paper market as a means of locking in attractive rates in the 60- to 90-day range without having to extend out a full year.

   As year-end approached, we were poised to take advantage of seasonal market weakness and extend the portfolio's average maturity when possible. However, the short-term municipal market's weakness in late December was slight and afforded us less opportunity than in prior years. This, coupled with the lack of supply of high-quality tax-exempt paper, hindered our ability to extend the portfolio's average maturity to the desired 60-day or greater maturity range. When possible, we selectively purchased one-year notes which provided competitive market yield and which met the high standards required by our internal investment guidelines. We will continue to search for similar one-year investment opportunities which will lock in higher rates while providing an attractive return to the tax-exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high-quality tax-exempt investments.

                                      Very truly yours,

                                      /s/ Richard J. Moynihan
                                      Richard J. Moynihan
                                      Director, Municipal Portfolio Management
                                      The Dreyfus Corporation

March 18, 1999
New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly. There is no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.
  Yield fluctuates.

Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Statement of Investments                                                                     February 28, 1999 (Unaudited)

                                                                                               Principal
Tax Exempt Investments--99.1%                                                                    Amount            Value
------------------------------------------------------------------------------------         ------------      ------------
California--8.1%

California Higher Education Loan Authority Inc., Student Loan Revenue:
  Refunding 3.60%, Series A-1, 7/1/1999 (LOC; Student Loan Marketing Association)            $ 11,000,000      $ 11,000,000
  VRDN 3.05%, Series C (LOC; Student Loan Marketing Association) (a)...........                19,000,000        19,000,000

California Public Capital Improvement Financing Authority, Revenue (Pooled Project)
  3.10%, Series C, 3/15/1999 (LOC; National Westminster Bank)..................                10,000,000        10,000,000

State of California, RAN 4%, 6/30/1999.........................................                11,000,000        11,030,241

Colorado--2.4%

Colorado Student Obligation Bond Authority, Student Loan Revenue, VRDN
  3.05%, Series A (LOC; Student Loan Marketing Association) (a).................               15,000,000        15,000,000

District of Columbia--5.2%

District of Columbia, TRAN 3.75%, Series B, 9/30/1999 (LOC; Canadian Imperial Bank of
  Commerce, Morgan Guaranty Trust Co. and Societe Generale)....................                10,000,000        10,036,920

District of Columbia General Fund Recovery, VRDN
  3.35%, Series B-1 (LOC; Societe Generale)....................................                10,450,000        10,450,000

District of Columbia Housing Finance Agency, SFMR
  3.80%, Series B, 6/23/1999 (LOC; American Insurance Group)...................                12,000,000        12,000,000

Florida--1.8%

Sunshine Governmental Finance Commission, Revenue, CP
  3%, 3/23/1999 (Liquidity Facility: Toronto-Dominion Bank and UnionBank of Switzerland)       11,000,000        11,000,000

Georgia--3.2%

Savannah Economic Development Authority, Exempt Facility Revenue,
  VRDN (Home Depot Project)
  3.10%, Series A (Corp. Guaranty; Home Depot) (a).............................                20,000,000        20,000,000

Idaho--1.6%

State of Idaho, TAN 4.50%, 6/30/1999...........................................                10,000,000        10,028,788

Illinois--5.0%

Chicago Midway Airport, Revenue, VRDN (Second Lein)
  3.35%, Series B (Insured; MBIA and LOC; Commerzbank) (a).....................                 5,500,000         5,500,000

Illinois Health Facilities Authority, Revenue, VRDN (Resurrection Health Care Systems)
  3.25% (a)....................................................................                 7,000,000         7,000,000

Illinois Housing Development, Revenue (Homeowner Mortgage)
  3.70%, Series D, 6/29/1999...................................................                 9,000,000         9,000,000

State of Illinois, 2.85%, 10/28/1999 (LOC; Morgan Guaranty Trust Co.)..........                10,000,000        10,000,000

Indiana--2.7%

Indiana Secondary Market Educational Loans Inc., Education Loan Revenue, VRDN
  3.10%, Series B (Insured; AMBAC and LOC; Student Loan Marketing Association) (a)              7,000,000         7,000,000

Petersburg, SWDR, VRDN (Indiana Power and Light Co. Project)
  3.05%, Series A (Corp. Guaranty; Indiana Power and Light Co.) (a)............                10,000,000        10,000,000




Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                         February 28, 1999 (Unaudited)

                                                                                               Principal
Tax Exempt Investments (continued)                                                               Amount            Value
------------------------------------------------------------------------------------         ------------      ------------
California--8.1%

Iowa--2.4%

Louisa County, PCR, Refunding, VRDN (Midwest Power System Inc. Project) 3.05% (a)            $ 14,900,000      $ 14,900,000

Kentucky--3.8%

City of Carroll, Collateralized Solid Waste Disposal Facilities Revenue, VRDN
  (Utilities Co. Project) 3.40%, Series A (a)..................................                23,700,000        23,700,000

Louisiana--7.2%

New Orleans Aviation Board, VRDN (Passenger Facility Charge Projects)
  3.25% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a).......                11,000,000        11,000,000

Plaquemines Parish, Environmental Revenue, Refunding, VRDN
  (British Petroleum Exploration and Oil) 3.35% (Corp. Guaranty; British Petroleum) (a)         6,200,000         6,200,000

Plaquemines Port, Harbor and Terminal District, Port Facilities Revenue
  (International Marine Terminal Project)
  3.60%, Series B, 3/15/1999 (LOC; Morgan Guaranty Trust Co.)..................                 5,775,000         5,775,000

West Baton Rouge Parish Industrial District Number 3, Revenue, VRDN
  (Dow Chemical Co. Project) 3.40%, Series A (Corp. Guaranty; Dow Chemical Co.) (a)            22,600,000        22,600,000

Maine--1.6%

Maine Housing Mortgage Authority 3.85%, Series A-3, 5/14/1999 (LOC; FNMA)......                10,000,000        10,000,000

Maryland--2.7%

Maryland Community Development Administration, Department Housing and
  Community Development Residential 3.15%, Series B, 1/14/2000.................                17,000,000        17,000,000

Michigan--1.4%

Grand Rapids Economic Development Corporation, Revenue, VRDN
  (Amway/Grand Plaza Hotel Facility #1) 2.85% (LOC; Old Kent Bank and Trust) (a)                4,000,000         4,000,000

Michigan Higher Education Student Loan Authority, Revenue, VRDN
  3.05%, Series XII-F (Insured; AMBAC and Liquidity Agreement; Sumitomo Bank) (a)               5,000,000         5,000,000

Minnesota--2.2%

Minnesota Higher Education Coordinating Board, Revenue, VRDN
  3.05% (LOC; Norwest Bank of Minnesota) (a)...................................                14,000,000        14,000,000

Missouri--1.5%

Missouri Higher Education Loan Authority, Student Loan Revenue, Refunding, VRDN
  3.10% Series B (Insured; MBIA and SBPA; NMB Post Bank Group) (a).............                9,500,000          9,500,000

New Hampshire--2.8%

State of New Hampshire Business Finance Authority, PCR (New England Power Co. Project)
  3.45%, 5/4/1999 (Corp. Guaranty; New England Power Co.)......................               18,000,000         18,000,000

New Jersey--3.0%

New Jersey Economic Development Authority, EDR (Newark Recycling)
  3%, 6/15/1999 (LOC; Societe Generale)........................................               12,700,000         12,700,000

State of New Jersey, CP
  2.70%, 4/28/1999 (Liquidity Facility: Bank of Nova Scotia and Commerzbank)...                6,700,000          6,700,000





Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                          February 28, 1999 (Unaudited)

                                                                                               Principal
Tax Exempt Investments (continued)                                                               Amount            Value
------------------------------------------------------------------------------------         ------------      ------------
California--8.1%

New Mexico--1.5%

State of New Mexico, TRAN 4.25%, 6/30/1999.....................................              $ 10,000,000      $ 10,020,800

New York--3.1%

Long Island Power Authority, Electric Systems Revenue, CP
  3.05%, Sub-Series 4, 3/10/1999 (LOC: Bayerische Landesbank and
  West Deutchlandesbank).......................................................                10,000,000        10,000,000

New York City Transitional Finance Authority, Revenue, VRDN
  2.90%, Series A-2 (LOC; Credit Locale de France) (a).........................                10,000,000        10,000,000

Ohio--6.2%

Montgomery County, HR, CP (Miami Valley Hospital)
  3.60%, Series B, 12/15/98 (Liquidity Facility; Morgan Guaranty Trust Co.)....                15,000,000        15,000,000

Ohio Housing Finance Agency, Mortgage Revenue:
  3.80%, Series A-2, 3/1/1999 (Corp. Guaranty; Trinity Funding Corp.)..........                10,000,000        10,000,000
  (Residential) 3.05%, Series A-2, 3/1/2000....................................                14,000,000        14,000,000

Oklahoma--.7%

Oklahoma Housing Finance Agency, SFMR (Homeownership Loan Program)
  3.50%, 9/1/1999 (Insured; FGIC)..............................................                 4,400,000         4,440,000

Oregon--1.5%

Klamath Falls, Electric Revenue (Salt Caves Hydroelectric)
  3.80%, Series C, 5/3/1999 (Escrowed in; U.S. Treasury Bills).................                10,000,000        10,000,000

Pennsylvania--2.3%

Pennsylvania Energy Development Authority, Energy Development Revenue, VRDN
  (B & W Ebensburg Project) 3.05% (LOC; UnionBank of Switzerland) (a)..........                 7,540,000         7,540,000

City of Philadelphia, TRAN 4.25%, Series A, 6/30/1999..........................                 7,000,000         7,013,752

Tennessee--1.6%

Sevier County Public Building Authority, Local Government Public Improvement, VRDN
  2.90%, Series III-C-5 (Insured; AMBAC and LOC; Landesbank Hessen) (a)........                10,000,000        10,000,000

Texas--15.1%

Brazos River Harbor Navigation District, Harbor Revenue, VRDN (Dow Chemical Co. Project)
  3.40% (Corp. Guaranty; Dow Chemical Co.) (a).................................                22,300,000        22,300,000

El Paso Industrial Development Authority Inc., IDR, VRDN (El Paso School
  District Limited Project):
    3% (LOC; Chase Manhattan Bank) (a).........................................                   400,000           400,000
    3.05% (LOC; Chase Manhattan Bank) (a)......................................                 2,400,000         2,400,000

Greater East Texas Student Loan Corporation, Student Loan Revenue, Refunding
  3.60%, Series A, 3/1/1999 (LOC; Student Loan Marketing Association)..........                 8,000,000         8,000,000

Gulf Coast Waste Disposal Authority, SWDR, VRDN (Amoco Oil Co. Project)
  3.35% (Corp. Guaranty; Amoco Credit Corp.) (a)...............................                15,300,000        15,300,000

North Texas Higher Education Authority Inc., Student Loan Revenue, Refunding, VRDN
  3.10%, Series A (LOC; Student Loan Marketing Association) (a)................                10,500,000        10,500,000

Panhandle Plains Higher Education Authority Inc., Student Loan Revenue, VRDN
  3.05%, Series A (LOC; Student Loan Marketing Association) (a)................                26,000,000        26,000,000





Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Statement of Investments (continued)                                                         February 28, 1999 (Unaudited)

                                                                                               Principal
Tax Exempt Investments (continued)                                                               Amount            Value
------------------------------------------------------------------------------------         ------------      ------------
California--8.1%

Texas (continued)

Port Development Corporation, Marine Terminal Revenue, VRDN
  (Pasadena Terminal Co. Inc., Project) 3% (LOC; ABN-Amro Bank) (a)............              $  2,420,000      $  2,420,000

State of Texas, TRAN 4.50%, 8/31/1999..........................................                 8,000,000         8,041,984

Utah--2.7%

Utah Board of Regents, Student Loan Revenue, Refunding, VRDN
  3.10%, Series A (LOC; Student Loan Marketing Association) (a)................                17,500,000        17,500,000

Virginia--5.8%

Peninsula Ports Authority, Revenue, Refunding, VRDN (Port Facility Zelgler Coal)
  3.35% (LOC; Bank of America) (a).............................................                18,950,000        18,950,000

Richmond Industrial Development Authority, Revenue, VRDN
  (Cogentrix of Richmond Project):
    3.65%, Series A (LOC; Banque Paribas) (a)..................................                 8,300,000         8,300,000
    3.65%, Series B (LOC; Banque Paribas) (a)..................................                 6,000,000         6,000,000
    Exempt Facilities 3.65%, Series A (LOC; Banque Paribas) (a)................                 3,400,000         3,400,000
                                                                                                               ------------

TOTAL INVESTMENTS (cost $626,647,485)..........................................                     99.1%      $626,647,485
                                                                                                   ======      ============

CASH AND RECEIVABLES (NET).....................................................                       .9%      $  5,419,605
                                                                                                   ======      ============

NET ASSETS.....................................................................                    100.0%      $632,067,090
                                                                                                   ======      ============

Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------

Summary of Abbreviations
-------------------------------------------------------------------------------
AMBAC      American Municipal Bond Assurance Corporation     MBIA      Municipal Bond Investors Assurance
CP         Commercial Paper                                              Insurance Corporation
EDR        Economic Development Revenue                      PCR       Pollution Control Revenue
FGIC       Federal Guaranty Insurance Company                RAN       Revenue Anticipation Notes
FNMA       Federal National Mortgage Association             SBPA      Standby Bond Purchase Agreement
HR         Hospital Revenue                                  SFMR      Single Family Mortgage Revenue
IDR        Industrial Development Revenue                    SWDR      Solid Waste Disposal Revenue
LOC        Letter of Credit                                  TAN       Tax Anticipation Notes
                                                             TRAN      Tax and Revenue Anticipation Notes
                                                             VRDN      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-------------------------------------------------------------------------------
Fitch              or          Moody's           or           Standard & Poor's         Percentage of Value
------                         --------                       -----------------         -------------------
F1+/F1                         VMIG1/MIG1, P1                 SP1+/SP1, A1+/A1                  98.7%
AAA/AA (b)                     Aaa/Aa (b)                     AAA/AA (b)                         1.3
                                                                                               ------
                                                                                               100.0%
                                                                                               ------
                                                                                               ------

Notes to Statement of Investments:
-------------------------------------------------------------------------------
(a) Securities payable on demand. Variable interest rate--subject to periodic change.
(b) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

                       See notes to financial statements.

Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                 February 28, 1999 (Unaudited)

                                                                                      Cost             Value
                                                                                  ------------      ------------
ASSETS:                       Investments in securities--See Statement of
                                 Investments...................................   $626,647,485      $626,647,485

                              Cash.............................................                          993,239

                              Interest receivable..............................                        4,612,765

                              Prepaid expenses.................................                           24,468
                                                                                                    ------------
                                                                                                     632,277,957
                                                                                                    ------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                          171,951

                              Accrued expenses and other liabilities...........                           38,916
                                                                                                    ------------
                                                                                                         210,867
                                                                                                    ------------

NET ASSETS.....................................................................                     $632,067,090
                                                                                                    ------------
                                                                                                    ------------

REPRESENTED BY:               Paid-in capital..................................                     $632,194,828

                              Accumulated net realized gain (loss) on investments                       (127,738)
                                                                                                    ------------

NET ASSETS.....................................................................                     $632,067,090
                                                                                                    ------------
                                                                                                    ------------

SHARES OUTSTANDING

(3 billion shares of $.001 par value Common Stock authorized)...................                     632,194,828

NET ASSET VALUE, offering and redemption price per share........................                           $1.00
                                                                                                           -----
                                                                                                           -----

                       See notes to financial statements.

Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Statement of Operations                                                      Six Months Ended February 28, 1999 (Unaudited)

INVESTMENT INCOME

INCOME                        Interest Income............................                                   $10,396,884

EXPENSES:                     Management fee--Note 2(a)..................               $ 1,547,403
                              Shareholder servicing costs--Note 2(b).....                   166,787
                              Registration fees..........................                    33,373
                              Custodian fees.............................                    29,875
                              Professional fees..........................                    25,165
                              Directors' fees and expenses--Note 2(c)....                     8,350
                              Prospectus and shareholders' reports.......                     3,350
                              Miscellaneous..............................                     6,060
                                                                                        -----------
                                Total Expenses...........................                 1,820,363
                              Less--reduction in management fee due to
                                undertaking--Note 2(a)...................                  (427,136)
                                                                                        -----------
                                Net Expenses.............................                                    1,393,227
                                                                                                           -----------
INVESTMENT INCOME--NET, representing net increase in net assets
                        resulting from operations........................                                  $ 9,003,657
                                                                                                           -----------
                                                                                                           -----------
                       See notes to financial statements.


Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                             Six Months Ended
                                                                             February 28, 1999    Year Ended
                                                                                (Unaudited)      August 31, 1998
                                                                             -----------------   ---------------
OPERATIONS:

  Investment income--net...............................................         $  9,003,657      $ 20,842,818
  Net realized gain (loss) on investments..............................              --                (12,147)
                                                                                ------------      ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..            9,003,657        20,830,671
                                                                                ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net................................................          (9,003,657)      (20,842,818)
                                                                                ------------      ------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold........................................           89,899,557       562,832,805
  Dividends reinvested.................................................            8,518,617        19,675,953
  Cost of shares redeemed..............................................         (281,820,221)     (650,589,800)
                                                                                ------------      ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions           16,597,953       (68,081,042)
                                                                                ------------      ------------
        Total Increase (Decrease) in Net Assets........................           16,597,953       (68,093,189)

NET ASSETS:

  Beginning of Period..................................................          615,469,137       683,562,326
                                                                                ------------      ------------
  End of Period........................................................         $632,067,090      $615,469,137
                                                                                ------------      ------------
                                                                                ------------      ------------

                       See notes to financial statements.

Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
Financial Highlights

    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                               Six Months Ended                    Year Ended August 31,
                                               February 28, 1999   ----------------------------------------------------
PER SHARE DATA:                                   (Unaudited)      1998        1997       1996        1995        1994
                                               -----------------   -----       -----      -----       -----       -----
   Net asset value, beginning of period......        $1.00         $1.00       $1.00      $1.00       $1.00       $1.00
                                                     -----         -----       -----      -----       -----       -----
   Investment Operations:

   Investment income--net....................         .014          .033        .033       .034        .037        .026
                                                     -----         -----       -----      -----       -----       -----
   Distributions:

   Dividends from investment income--net.....        (.014)        (.033)      (.033)     (.034)      (.037)      (.026)
                                                     -----         -----       -----      -----       -----       -----
   Net asset value, end of period............        $1.00         $1.00       $1.00      $1.00       $1.00       $1.00
                                                     -----         -----       -----      -----       -----       -----
                                                     -----         -----       -----      -----       -----       -----
TOTAL INVESTMENT RETURN......................         2.92%*        3.31%       3.31%      3.42%       3.80%       2.60%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets...          .45%*         .45%        .45%       .38%        .14%        .09%

   Ratio of net investment income to average
      net assets.............................         2.91%*        3.26%       3.26%      3.40%       3.73%       2.58%

   Decrease reflected in above expense ratios
      due to undertakings by the Manager.....          .14%*         .17%        .15%       .22%        .45%        .50%

   Net Assets, end of period (000's Omitted)      $632,067      $615,469    $683,562   $804,257  $1,099,434  $1,027,377

-------------
*Annualized.

                       See notes to financial statements.

Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

   Dreyfus BASIC Municipal Money Market Portfolio (the "Fund") is a separate non-diversified series of Dreyfus BASIC Municipal Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering four series including the Fund. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

   The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Company's Board of Directors to represent the fair value of the Fund's investments.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $26,105 ended February 28, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

    The Fund has an unused capital loss carryover of approximately $116,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 1998. The carryover does not include net realized securities losses from November 1, 1997 through August 31, 1998, which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, $1,700 of the carryover expires in fiscal 2001, $2,000 expires in fiscal 2002, $50,300 expires in fiscal 2003, $36,000 expires in fiscal 2004, $25,000 expires in fiscal 2005 and $1,000 expires in fiscal 2006.

Dreyfus BASIC Municipal Money Market Portfolio
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   At February 28, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $427,136 during the period ended February 28, 1999.

   (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 1999, the Fund was charged $115,276 pursuant to the Shareholder Services Plan.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended February 28, 1999, the Fund was charged $36,936 pursuant to the transfer agency agreement.

   (c) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus BASIC Municipal
Money Market Portfolio
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                      122SA992